Commitments, contingencies and guarantees - Maturities of Commitments (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 785,755
Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	136,204
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	256,992
Contractual amount due less than 1 year [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	117,104
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 125,393
Contractual amount due 1 to 3 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 160,874
Contractual amount due 3 to 5 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 239,266
Contractual amount due more than 5 years [Member] | Commitments to invest [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 19,100